Accounting principles - Going concern (Details) € in Thousands, $ in Millions		1 Months Ended	7 Months Ended	12 Months Ended
	Jan. 18, 2024 EUR (€)	Oct. 31, 2023 EUR (€)	Aug. 02, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Going Concern
Cash and cash equivalents				€ 26,918	€ 86,736	€ 86,553	€ 105,687
Short-term deposits				10
Subscription of borrowings					€ 30,209
Long-term deposit forward contract
Going Concern
Long-term deposit		€ 9,000		€ 9,000
Period of long-term deposit		2 years		2 years
Cowen ATM program | Maximum | Forecast
Going Concern
Aggregate offering price | $			$ 58.0
Drawdown of borrowings | Finance contract with EIB, Tranche B
Going Concern
Subscription of borrowings	€ 25,000